PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
	Land and Buildings(1)	Machinery and Equipment	Assets under Construction(2)	Other	Total
Cost
At December 31, 2021	$244,957	$624,462	$90,451	$33,583	$993,453
Additions	-	5,038	64,088	507	69,633
Reclassification to assets held-for-sale (Note 14)	(30,903)	(82,275)	(176)	(2,111)	(115,465)
Transfers and disposals	23,192	47,783	(80,436)	4,772	(4,689)
At December 31, 2022	$237,246	$595,008	$73,927	$36,751	$942,932
Additions	14	2,719	33,749	655	37,137
Reclassification to asset held-for-sale (Note 14)	(14)	26	-	-	12
Transfers and disposals	8,014	43,276	(58,938)	1,039	(6,609)
At December 31, 2023	$245,260	$641,029	$48,738	$38,445	$973,472

Accumulated depreciation, amortization and impairment reversal
At December 31, 2021	($147,079)	($374,879)	$-	($22,258)	($544,216)
Depreciation and amortization	(12,016)	(40,419)	-	(3,793)	(56,228)
Impairment (Note 14)	(1,742)	-	-	-	(1,742)
Reversal of impairment (Note 14)	3,076	-	-	-	3,076
Reclassification to assets held-for-sale (Note 14)	20,774	80,964	-	1,902	103,640
Transfers and disposals	-	3,606	-	267	3,873
At December 31, 2022	($136,987)	($330,728)	$-	($23,882)	($491,597)
Depreciation and amortization	(13,303)	(32,134)	-	(3,600)	(49,037)
Impairment (Note 18)	(7,585)	(21,979)	-	(120)	(29,684)
Reclassification to asset held-for-sale (Note 14)	-	(117)	-	-	(117)
Transfers and disposals	249	2,819	-	189	3,257
At December 31, 2023	($157,626)	($382,139)	$-	($27,413)	($567,178)

Carrying values
At December 31, 2022	$100,259	$264,280	$73,927	$12,869	$451,335
At December 31, 2023	$87,634	$258,890	$48,738	$11,032	$406,294

(1) Included in land and buildings is $10.4 million (2022 - $11.2 million) of land which is not subject to depreciation.

(2) Assets under construction includes certain innovation projects, such as high-intensity grinding ("HIG") mills and related modernization, plant improvements, other mine infrastructures and equipment overhauls, along with the First Mint facility.

Disclosure of detailed information about property plant and equipment allocated by mine [Table Text Block]
	San Dimas	Santa Elena	La Encantada	Jerritt Canyon	Non-producing Properties(1)	Other	Total
Cost
At December 31, 2021	$158,528	$122,597	$150,718	$193,085	$285,806	$82,719	$993,453
Additions (2)	6,985	13,093	5,325	16,297	98	27,835	69,633
Reclassification to assets held-for-sale	-	-	-	-	(115,465)	-	(115,465)
Transfers and disposals	(717)	31,852	1,880	367	(5,421)	(32,650)	(4,689)
At December 31, 2022	$164,796	$167,542	$157,923	$209,749	$165,018	$77,904	$942,932
Additions(2)	10,765	9,399	4,309	8,453	14	4,197	37,137
Reclassification to asset held-for-sale (Note 14)	-	-	-	-	12	-	12
Transfers and disposals	7,810	3,187	6,504	(1,534)	(1,546)	(21,030)	(6,609)
At December 31, 2023	$183,371	$180,128	$168,736	$216,668	$163,498	$61,071	$973,472

Accumulated depreciation, amortization and impairment
At December 31, 2021	($53,055)	($57,754)	($130,038)	($20,228)	($258,626)	($24,515)	($544,216)
Depreciation and amortization	(17,554)	(10,058)	(2,809)	(22,747)	(222)	(2,838)	(56,228)
Impairment	-	-	-	-	(1,742)	-	(1,742)
Reversal of impairment	-	-	-	-	3,076	-	3,076
Reclassification to assets held-for-sale	-	-	-	-	103,640	-	103,640
Transfers and disposals	190	249	(654)	4	7,051	(2,967)	3,873
At December 31, 2022	($70,419)	($67,563)	($133,501)	($42,971)	($146,823)	($30,320)	($491,597)
Depreciation and amortization	(15,577)	(15,543)	(4,889)	(10,614)	(165)	(2,249)	(49,037)
Impairment (Note 18)	-	-	-	(29,684)	-	-	(29,684)
Reclassification to asset held-for-sale (Note 14)	-	-	-	-	(117)	-	(117)
Transfers and disposals	(263)	1,491	(331)	572	1,218	570	3,257
At December 31, 2023	($86,259)	($81,615)	($138,721)	($82,697)	($145,887)	($31,999)	($567,178)

Carrying values
At December 31, 2022	$94,377	$99,979	$24,422	$166,778	$18,195	$47,584	$451,335
At December 31, 2023	$97,112	$98,513	$30,015	$133,971	$17,611	$29,072	$406,294

(1) Non-producing properties include the San Martin, Del Toro, La Parrilla and La Guitarra mines. La Guitarra and La Parrilla were classified as assets held-for- sale up to the date of disposition on March 29, 2023 and August 14, 2023, respectively. As of December 31, 2023, the assets and liabilities have been derecognized (the net carrying value of the disposal group at December 31, 2022 was $11.8 million).

(2) Additions classified in "Other" primarily consist of innovation projects and construction-in-progress.